CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (DEFICIT) - USD ($)	SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) Common Stock [Member]	SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) Additional Paid in Capital [Member]	SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) Accumulated Deficit [Member]	SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) Accumulated Other Comprehensive (Loss) Income	SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) Loans made to related parties	SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jan. 31, 2018	$ 138,000		$ (1,508,411,000)	$ (2,207,000)	$ (5,266,000)	$ (1,515,746,000)
Balance (in shares) at Jan. 31, 2018	100,100
Share-based compensation		$ 175,000				175,000
Distribution to parent company		(175,000)	(2,596,000)			(2,771,000)
Loans, and interest, made to related parties					(101,000)	(101,000)
Translation adjustment				957,000		957,000
Net income (loss)			(399,839,000)			(399,839,000)
Balance at Jan. 31, 2019	$ 138,000		(1,910,846,000)	(1,250,000)	(5,367,000)	(1,917,325,000)
Balance (in shares) at Jan. 31, 2019	100,100
Share-based compensation		83,000				83,000
Translation adjustment				784,000		784,000
Net income (loss)			(849,205,000)			(849,205,000)
Reserve on loans made to related parties					$ 5,367,000	5,367,000
Cumulative effect of accounting changes			(1,448,000)	(1,448,000)
Balance at Jan. 31, 2020	$ 138,000	83,000	(2,761,499,000)	(466,000)		(2,761,744,000)
Balance (in shares) at Jan. 31, 2020	100,100
Balance at Apr. 10, 2019							$ 0	$ 0	$ 0
Net income (loss)									(16,497,280)
Balance at Apr. 10, 2019							0	0	0
Net income (loss)							0	(14,682,592)	(14,682,592)
Issuance of Successor shares							23,275	0	25,000
Balance at Dec. 31, 2019							19,680,076	(14,682,592)	5,000,006
Net income (loss)							0	(8,823,514)	(8,823,514)
Balance at Mar. 31, 2020							28,503,490	(23,506,106)	5,000,009
Balance at Dec. 31, 2019							19,680,076	(14,682,592)	5,000,006
Net income (loss)									(53,585,867)
Balance at Dec. 31, 2019							19,680,076	(14,682,592)	5,000,006
Net income (loss)									(25,340,816)
Balance at Dec. 31, 2019							19,680,076	(14,682,592)	5,000,006
Net income (loss)							0	(72,459,185)	(72,459,185)
Balance at Dec. 31, 2020							92,138,533	(87,141,777)	5,000,010
Balance at Jan. 31, 2020	$ 138,000	83,000	(2,761,499,000)	(466,000)		(2,761,744,000)
Translation adjustment				(629,000)		(629,000)
Net income (loss)			(433,903,000)			(433,903,000)
Balance at Apr. 30, 2020	$ 138,000	83,000	(3,195,402,000)	(1,095,000)		(3,196,276,000)
Balance (in shares) at Apr. 30, 2020	100,100
Balance at Jan. 31, 2020	$ 138,000	$ 83,000	(2,761,499,000)	(466,000)		(2,761,744,000)
Balance (in shares) at Jan. 31, 2020	100,100
Translation adjustment			(2,268,000)	(2,268,000)		(2,268,000)
Net income (loss)			$ 2,764,012,000			2,764,012,000
Cancellation of Predecessor equity	(138,000)	(83,000)	221,000
Cancellation of Predecessor equity (in share)	$ (100,100)
Elimination of Predecessor accumulated other comprehensive loss			$ (2,734,000)	2,734,000
Issuance of Successor shares	$ 40,000	$ 666,933,000				666,973,000
Issuance of Class B common stock to Sponsor (in shares)	4,000,000
Balance at Aug. 27, 2020	$ 40,000	666,933,000				666,973,000
Balance (in shares) at Aug. 27, 2020	4,000,000
Balance at Mar. 31, 2020							28,503,490	(23,506,106)	5,000,009
Balance at Aug. 27, 2020	$ 40,000	666,933,000				666,973,000
Translation adjustment				(682,000)		(682,000)
Net income (loss)			(93,722,000)			(93,722,000)
Impact of Warrant modification		7,400,000				7,400,000
Balance at Jan. 31, 2021	$ 40,000	674,333,000	(93,722,000)	(682,000)		579,969,000
Balance (in shares) at Jan. 31, 2021	4,000,000
Balance at Dec. 31, 2020							92,138,533	(87,141,777)	5,000,010
Net income (loss)							0	41,740,801	41,740,801
Balance at Mar. 31, 2021							$ 50,398,148	$ (45,400,976)	$ 5,000,006
Balance at Jan. 31, 2021	$ 40,000	674,333,000	(93,722,000)	(682,000)		579,969,000
Translation adjustment				(228,000)		(228,000)
Net income (loss)			(37,405,000)			(37,405,000)
Balance at Apr. 30, 2021	$ 40,000	$ 674,333,000	$ (131,127,000)	$ (910,000)		$ 542,336,000
Balance (in shares) at Apr. 30, 2021	4,000,000